Financial Instruments - Summary of Earnings Before Tax Due To Weakening of Foreign Currency (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
USD
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Percentage of weakening of foreign currency against local currency	5.00%	5.00%
Percentage of strengthening of foreign currency against local currency	5.00%	5.00%
AUD
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Percentage of weakening of foreign currency against local currency	5.00%	5.00%
Percentage of strengthening of foreign currency against local currency	5.00%	5.00%
BRL
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Percentage of weakening of foreign currency against local currency	5.00%	5.00%
Percentage of strengthening of foreign currency against local currency	5.00%	5.00%